UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2005
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Monetta Fund, Inc.
Schedule of Investments (Unaudited)
March 31, 2005

COMMON STOCKS - 90.1%			  		SHARES	       MARKET VALUE

Aerospace/Defense - 1.8%
Boeing Co.				   		 4,000		$233,840
General Dynamics Corp.			   	 	 3,200		 342,560
Lockheed Martin Corp.			   		 4,300		 262,558
Northrop Grumman Corp.			   		 3,000		 161,940
						             	       ---------
						              	       1,000,898

Apparel - 0.6%
Nike, Inc. - CL B			  		 3,500		 291,585
Quiksilver, Inc.		          		*2,000		  58,060
						                       ---------
							       	         349,645

Banks - 5.6%
BB&T Corp.				  	 	 4,000		 156,320
Bank of America Corp.		         	        13,000		 573,300
East West Bancorp, Inc.					 3,500		 129,220
U.S. Bancorp						18,500		 533,170
Wachovia Corp.			          	        14,500		 738,195
Wells Fargo & Co.			  	         9,300		 556,140
Zions Bancorporation			  	 	 5,500		 379,610
						                       ---------
						               	       3,065,955

Beverages - 0.4%
PepsiCo, Inc.				  	 	 4,000		 212,120

Biotechnology - 1.1%
Amgen, Inc.			          		*4,000		 232,840
Charles River Laboratories Int'l, Inc.    		*2,500		 117,600
Genzyme Corp.			          		*2,500		 143,100
Serologicals Corp.		          		*5,000		 122,200
						                       ---------
							        	 615,740

Building Materials - 0.6%
Cemex S.A. - SP ADR (b)			   		 3,000		 108,750
Comfort Systems USA, Inc.		      	       *10,000		  77,500
Eagle Materials, Inc.			   		 1,500		 121,410
LSI Industries, Inc.			   		 3,100		  34,813
							               ---------
								 	 342,473

Chemicals - 1.1%
Crompton Corp.				   	 	 8,000		 116,800
Dow Chemical Co.			   	 	 7,900		 393,815
Praxair, Inc.			 	   	 	 1,700		  81,362
							               ---------
								 	 591,977

Coal - 0.8%
Peabody Energy Corp.			   	    	 9,500		 440,420

Commercial Services - 2.8%
Bright Horizons Family Solutions, Inc.	  		*3,000		 101,220
Labor Ready, Inc.			  		*4,000		  74,600
MAXIMUS, Inc.				  		 4,000		 133,960
McKesson Corp.				  		20,000		 755,000
Parexel Int'l Corp.			       	       *12,000		 282,000
The Corporate Executive Board Co.	   	 	 1,400		  89,530
The Geo Group, Inc.			  		*2,200		  62,876
Weight Watchers Int'l, Inc.		  		*1,000		  42,980
 							               ---------
							       	       1,542,166

Computers - 1.0%
Int'l Business Machines Corp.		  	 	 5,000		 456,900
Optimal Group, Inc. - CL A		       		*5,000		  90,900
						                       ---------
								 	 547,800

Cosmetics/Personal Care - 1.9%
Avon Products, Inc.			   	 	 3,000		 128,820
Procter & Gamble Co.			  		17,000		 901,000
						    	               ---------
							      	       1,029,820

Diversified Financial Services - 3.7%
AmeriCredit Corp.			  		*4,000		  93,760
American Express Co.			   	 	 5,000		 256,850
E*Trade Financial Corp.			       	       *10,000		 120,000
Investment Technology Group, Inc.	  		*3,000		  52,500
MBNA Corp.				  		 7,000		 171,850
Merrill Lynch & Co., Inc.		   		 5,000		 283,000
Raymond James Financial, Inc.		   		 2,500		  75,750
The Chicago Mercantile Exchange		   	 	 1,200		 232,836
The Goldman Sachs Group, Inc.		   	 	 6,500		 714,935
						    	               ---------
							       	       2,001,481

Electric - 1.2%
Duke Energy Corp.			   	 	 2,000		  56,020
Edison Int'l				   	 	 6,100		 211,792
Exelon Corp.				   		 2,500		 114,725
FPL Group, Inc.				   		 3,000		 120,450
The AES Corp.				        	*8,000		 131,040
						     	               ---------
							           	 634,027

Electrical Components & Equipment - 0.4%
AMETEK, Inc.				   	 	 6,000		 241,500

Electronics - 0.3%
Imax Corp.				 		*7,500		  69,300
PerkinElmer, Inc.			  	 	 4,100		  84,583
                        			    	               ---------
									 153,883

Engineering & Construction - 0.2%
Jacobs Engineering Group, Inc.		  		*2,500		 129,800

Entertainment - 0.4%
Int'l Speedway Corp. - CL A				 1,600		  86,800
Scientific Games Corp. - CL A		  		*6,000		 137,100
							               ---------
									 223,900

Environmental Control - 0.1%
Metal Management, Inc.			   	 	 1,500		  38,520

Food - 3.2%
Kraft Foods, Inc. - CL A		  	 	 7,000		 231,350
Safeway, Inc.				      	       *35,000		 648,550
Sysco Corp.				 		11,000		 393,800
The Kroger Co.				      	       *30,000		 480,900
							       	       ---------
							      	       1,754,600

Forest Products & Paper - 0.3%
Weyerhaeuser Co.			   		 2,700		 184,950

Healthcare-Products - 5.3%
Bausch & Lomb, Inc.			  	 	 2,400		 175,920
Baxter Int'l, Inc.			  	 	 6,200		 210,676
Becton, Dickinson and Co.		  	 	 1,000		  58,420
C.R. Bard, Inc.				  	 	 1,000		  68,080
CTI Molecular Imaging, Inc.		   	  	  *900		  18,243
Conmed Corp.				  		*3,000		  90,360
Diagnostic Products Corp.		  	 	 2,700		 130,410
Haemonetics Corp.			 		*5,000		 210,800
Johnson & Johnson			 		25,000	       1,679,000
Medtronic, Inc.				   	 	 1,800		  91,710
Symmetry Medical, Inc.			 		*2,500		  47,550
The Cooper Companies, Inc.		  	 	 1,000		  72,900
Zimmer Holdings, Inc.			   	  	  *600		  46,686
						                       ---------
							       	       2,900,755

Healthcare-Services - 11.8%
Aetna, Inc.				  	 	 3,500		 262,325
Beverly Enterprises, Inc.		  		*6,000		  74,280
Covance, Inc.			     	  		*4,000		 190,440
Coventry Health Care, Inc.		       	       *14,900	       1,015,286
HCA, Inc.			 	  		17,500		 937,475
Health Management Associates, Inc. - CL A		10,000		 261,800
Humana, Inc.						*2,200		  70,268
Laboratory Corp. of America Holdings	       	       *12,000		 578,400
Lincare Holdings, Inc.			 		*2,000		  88,460
Quest Diagnostics, Inc.					 6,700		 704,371
Sunrise Senior Living, Inc.				*1,800		  87,480
Triad Hospitals, Inc.					*9,000		 450,900
UnitedHealth Group, Inc.		 		18,000	       1,716,840
WellCare Health Plans, Inc.				*1,500		  45,690
							               ---------
							       	       6,484,015

Home Builders - 3.1%
Orleans Homebuilders, Inc.			 	 6,000		 110,340
Pulte Homes, Inc.			 		14,400	       1,060,272
Toll Brothers, Inc.					*5,000		 394,250
WCI Communities, Inc.					*4,500		 135,360
							               ---------
						               	       1,700,222

Household Products/Wares - 0.1%
Kimberly-Clark Corp.				 	 1,000		  65,730

Insurance - 2.2%
Allstate Corp.					 	 9,000		 486,540
AmerUs Group Co.				 	 2,000		  94,500
The Chubb Corp.					 	 1,600		 126,832
Loews Corp.					 	 1,400		 102,956
Prudential Financial, Inc.			 	 3,000		 172,200
Radian Group, Inc.				 	 1,500		  71,610
The St.Paul Travelers Companies, Inc.		 	 4,000		 146,920
							               ---------
							               1,201,558

Internet - 0.6%
Alloy, Inc.						*5,000		  29,400
Google, Inc. - CL A				  	  *600		 108,306
Quovadx, Inc.				       	       *10,000		  30,900
Shanda Interactive Entertainment Ltd		  	  *800		  24,160
Yahoo! Inc.						*2,500		  84,750
eBay, Inc.						*1,800		  67,068
							               ---------
							 	         344,584

Iron/Steel - 0.8%
Allegheny Technologies, Inc.			 	 3,500		  84,385
Cleveland-Cliffs, Inc.				   	   800		  58,296
Nucor Corp.					 	 5,000		 287,800
							               ---------
								 	 430,481

Leisure Time - 0.2%
Harley-Davidson, Inc.				   	   900		  51,984
WMS Industries, Inc.					*1,200		  33,792
							               ---------
								  	  85,776

Lodging - 0.3%
Harrah's Entertainment, Inc.			 	 1,000		  64,580
La Quinta Corp.						*3,500		  29,750
Wynn Resorts Ltd					*1,100		  74,514
						                       ---------
								 	 168,844

Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.				 	 7,100		 649,224

Machinery-Diversified - 0.2%
Global Power Equipment Group, Inc.			*8,000		  76,640
Hurco Companies, Inc.					*2,500		  34,875
							               ---------
								 	 111,515

Media - 1.1%
Comcast Corp. - CL A					*5,500		 185,790
Liberty Media Corp. - CL A		       	       *16,500		 171,105
The Walt Disney Co.				 	 3,000		  86,190
Time Warner, Inc.					*9,000		 157,950
							               ---------
								 	 601,035

Metal Fabricate/Hardware - 0.2%
Metals USA, Inc.					*3,200		  62,688
NS Group, Inc.						*1,500		  47,115
							               ---------
								 	 109,803

Mining - 1.5%
Century Aluminum Co.					*3,500		 105,910
Companhia Vale do Rio Doce - SP ADR (b)		 	 9,000		 284,490
Inco Ltd.						*6,800		 270,640
Pan American Silver Corp.				*6,000		  95,130
Titanium Metals Corp.					*1,500		  54,000
							               ---------
								 	 810,170

Miscellaneous Manufacturing - 3.2%
3M Co.						 	 1,500		 128,535
Eastman Kodak Co.				 	 8,000		 260,400
General Electric Co.					30,000	       1,081,800
Ingersoll-Rand Co. - CL A			 	 3,900		 310,635
							               ---------
							       	       1,781,370

Oil & Gas - 7.2%
ChevronTexaco Corp.				 	 3,000		 174,930
Cimarex Energy Co.					*2,500		  97,500
ConocoPhillips					 	 4,800		 517,632
Magnum Hunter Resources, Inc.				*4,000		  64,440
Marathon Oil Corp.					12,200		 572,424
Parker Drilling Co.			       	       *11,000		  63,250
PetroChina Company Ltd				 	 2,400		 151,728
Range Resources Corp.				 	 8,000		 186,880
Rowan Companies, Inc.				 	 8,500		 254,405
Suncor Energy, Inc.				 	 2,500		 100,525
Sunoco, Inc.						13,800	       1,428,576
Todco - CL A						*3,000		  77,520
Transocean, Inc.					*5,000		 257,300
							               ---------
							       	       3,947,110

Oil & Gas Services - 2.5%
BJ Services Co.					 	 4,000		 207,520
Baker Hughes, Inc.				 	 4,500		 200,205
Core Laboratories N.V.					*5,000		 128,350
Hydril							*2,000		 116,820
Schlumberger Ltd				 	 7,500		 528,600
Smith Int'l, Inc.				 	 1,500		  94,095
Universal Compression Holdings, Inc.			*2,000		  75,740
							               ---------
							       	       1,351,330

Packaging & Containers - 0.2%
Owens-Illinois, Inc.					*5,000		 125,700

Pharmaceuticals - 2.4%
Abbott Laboratories				 	 3,500		 163,170
American Pharmaceutical Partners, Inc.			*2,500		 129,350
Andrx Corp.						*6,000		 136,020
Barr Pharmaceuticals, Inc.				*3,000		 146,490
Cardinal Health, Inc.				 	 5,000		 279,000
NBTY, Inc.						*3,000		  75,270
OSI Pharmaceuticals, Inc. - RT (c)		   	   *89	 	       8
Teva Pharmaceutical Industries Ltd. - SP ADR (b) 	 4,500		 139,500
VCA Antech, Inc.					*1,300		  26,299
Wyeth						 	 5,500		 231,990
							               ---------
							               1,327,097

Pipelines - 0.7%
El Paso Corp.						13,600		 143,888
Equitable Resources, Inc.			   	   900		  51,696
The Williams Companies, Inc.			 	 9,000		 169,290
							               ---------
								         364,874

Retail - 6.8%
Advance Auto Parts, Inc.				*4,000		 201,800
Bed Bath & Beyond, Inc.					*1,000		  36,540
Best Buy Co., Inc.				 	 2,400		 129,624
Brinker Int'l, Inc.					*1,500		  54,330
CEC Entertainment, Inc.					*2,600		  95,160
CSK Auto Corp.						*5,000		  88,250
CVS Corp.						18,800		 989,256
Copart, Inc.						*5,000		 117,800
Federated Department Stores, Inc.		 	 2,700		 171,828
J.C. Penney Company, Inc.			 	 4,000		 207,680
Limited Brands, Inc.				 	 6,000		 145,800
McDonald's Corp.				 	 3,000		  93,420
Nordstrom, Inc.					 	 4,000		 221,520
Pacific Sunwear of California, Inc.			*4,500		 125,910
Payless ShoeSource, Inc.				*5,000		  78,950
Pier 1 Imports, Inc.				 	 5,000		  91,150
The Bombay Co., Inc.					*9,000		  47,700
The TJX Companies, Inc.				 	 5,000		 123,150
Wal-Mart Stores, Inc.					14,000		 701,540
							               ---------
							       	       3,721,408

Semiconductors - 3.9%
Altera Corp.				       	       *12,000		 237,360
Analog Devices, Inc.				 	 4,600		 166,244
Cypress Semiconductor Corp.				*7,000		  88,200
Intel Corp.						21,000		 487,830
KLA-Tencor Corp.					*5,000		 230,050
Maxim Integrated Products, Inc.			 	 3,000		 122,610
Monolithic Power Systems, Inc.				*4,000		  35,320
Taiwan Semiconductor Mfg Co. Ltd - SP ADR (b)		24,800		 210,304
Texas Instruments, Inc.					22,500		 573,525
							               ---------
							               2,151,443

Software - 3.1%
Adobe Systems, Inc.				 	 1,600		 107,472
Automatic Data Processing, Inc.			 	 2,500		 112,375
Citrix Systems, Inc.					*3,000		  71,460
Compuware Corp.						*7,000		  50,400
Microsoft Corp.						33,000		 797,610
Microstrategy, Inc. - WT07 (d)			   	   *16	 	       3
Oracle Corp.				       	       *34,000		 424,320
Siebel Systems, Inc.			       	       *14,200		 129,646
							               ---------
							               1,693,286

Telecommunications - 1.5%
Cisco Systems, Inc.			       	       *12,000		 214,680
Comverse Technology, Inc.				*5,000		 126,100
Lightbridge, Inc.					*6,000		  36,300
Nextel Communications, Inc. - CL A			*3,000		  85,260
Qualcomm, Inc.					 	 4,500		 164,925
Verizon Communications, Inc.			 	 6,000		 213,000
							               ---------
								         840,265

Textiles - 0.8%
Cintas Corp.					 	 3,000		 123,930
Mohawk Industries, Inc.					*4,000		 337,200
							               ---------
								         461,130

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.					  	 2,500		  51,125

Transportation - 1.6%
CSX Corp.					 	 6,700		 279,055
FedEx Corp.					 	 2,000		 187,900
Frontline Ltd.					 	 1,500		  73,500
Hub Group, Inc. - CL A				  	  *900		  56,403
Pacer Int'l, Inc.					*2,400		  57,336
Ship Finance Int'l Ltd.				   	   150		   3,045
Teekay Shipping Corp.				 	 1,500		  67,425
UTI Worldwide, Inc.				   	   707		  49,101
United Parcel Service, Inc. - CL B		 	 1,300		  94,562
							               ---------
								 	 868,327
							              ----------

Total Common Stocks					      	      49,449,852
   (Cost $47,356,555)(a)

VARIABLE DEMAND NOTES - 1.7%	           PRINCIPAL AMOUNT

American Family Financial
   Services Co. - 2.466%		       	       358,700		 358,700
Wisconsin Corp. Central
   Credit Union - 2.520%		       	       578,200		 578,200
							               ---------
								    	 936,900

COMMERCIAL PAPER - 9.8%			   PRINCIPAL AMOUNT

7-Eleven, Inc. - 2.700%			             1,000,000		 999,250
   Due 04/11/05
Florida Power & Light - 2.730%		             2,000,000	       1,995,905
   Due 04/28/05
IBM Corp. - 2.720%			               900,000		 898,368
   Due 04/25/05
Int'l Lease Finance - 2.710%		             1,500,000	       1,498,645
   Due 04/13/05						               ---------

Total Commercial Paper					               5,392,168
								       ---------

Total Short-Term Investments - 11.5%			               6,329,068

                                                                       ---------
Total Investments - 101.6%				              55,778,920
   (Cost $53,685,623)(a)

Other Net Assets Less Liabilities - (1.6%)			        (888,431)
                                                                       ---------

Total Net Assets - 100%					             $54,890,489
		                                                       =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $2,891,800 and aggregate gross unrealized depreciation is $798,503 resulting in net unrealized appreciation of $2,093,297.

(b)  American Depository Receipt (ADR)

(c) Right (RT) - security giving holder entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

(d) Warrant (WT) - security giving the holder the right to purchase securities from the issuer, at a price specified within a specified period of time.

* Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.